Message From The Investment Adviser                         Brenton Mutual Funds
--------------------------------------------------------------------------------

April 27, 1999

Dear Shareholders:

The last year has been another period of mostly solid gains in financial asset prices, especially large capitalization domestic stocks. Investor and consumer confidence remains high with solid economic growth, little inflation and strong real income growth contributing to the favorable conditions. Government policy has been supportive of strong economic and financial market conditions and it now appears we are headed for a second yearly federal budget surplus in the $70 billion range. Perhaps more importantly, the economic advance has been balanced and at this juncture there appears to be further gains ahead.

Although conditions seem to be generally favorable, as always, there are possible problems on the horizon. Continued difficulties related to the recession in developing markets are a real possibility. In addition, should the military conflict underway in the Yugoslavic province of Kosovo continue and spread, the implications for fiscal policy and inflation would be negative. On balance, we believe the environment will continue to be positive for financial assets although only moderate earnings growth should mean gains in stock prices will be below those of the last few years.

Intermediate U.S. Government Securities Fund

Interest rates on government securities drifted higher over the last six months with the 5 year Treasury yield moving from 4.45% to 5.16%, and the thirty year bond yield rising from 4.98% to 5.59%. Few signs have yet emerged of the widely predicted slowdown in economic growth. It now appears that Gross Domestic Product (GDP) will grow by 3% or more in the first half of 1999, and current yields reflect that fact. After reducing the federal funds rate by 3/4 of 1% in the fall of 1998 we now anticipate that rates will be contained within a range of 5.25% and 6.00% for the next several months. Should we
                              [GRAPH APPEARS HERE]

                 Intermediate U.S. Government Securities Fund
                         Value of a $10,000 Investment
             Intermediate U.S.        Intermediate U.S.            Merrill Lynch
                Government               Government                 Government
           Securities Fund Load    Securities Fund No Load             Index

  8/9/94             9650                    10000                     10000
 3/31/95             9983                    10342                     10372
 3/31/96            10730                    11116                     11465
 3/31/97            11106                    11506                     11955
 3/31/98            12238                    12678                     13236
 3/31/99            12973                    13440                     14151


                                                 Since
                Date           1 Year          Inception
                                               (08/09/94)
              03/31/99         2.33%*            5.77%*
    * Reflects a 3.50% Sales Charge.
    Past performance is not predictive of future results.

The performance of the Brenton Intermediate U.S. Government Securities Fund is measured against the Merrill Lynch 3-7 Year Government Index, which is generally representative of the performance of intermediate U.S. Government securities. The index does not reflect the reduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The index is unmanaged and cannot be invested in directly. Investment return and net asset value will fluctuate so an investor's shares when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

Message From The Investment Adviser                        Brenton Mutual Funds
-------------------------------------------------------------------------------

see signs of the long anticipated slowdown in economic growth later this summer, interest rates would have room to move lower later this year.

The Brenton Intermediate U.S. Government Securities Fund showed a negative return of -.70% for the last six months (without load), but rose to 6.00% (without load) during the last year. We are generally pleased with this return since the average Intermediate U.S. Government bond fund as measured by Lipper U.S. Government Bond Index/1/ was up just 5.44% over the last year. The duration of the fund continues to resemble that of its benchmark, the Merrill Lynch 3-7 Year Government Index. Credit quality remains strong by investing in U.S. Government or government agency securities only. Our longer term outlook is for continued low inflation. Under this scenario, we believe prospects are good for achieving solid real (inflation adjusted) returns for shareholders.

Value Equity Fund

We are pleased with the performance of the fund over the last six months. Our six month return of 27.91% (without load) slightly exceeded the return by the Standard and Poor's 500 of 27.34%. The yearly return as of March 31, 1999, was 13.40%, (without load) its performance was held back by the late summer correction in common stocks.

Investors continue to respond positively to the current environment of solid economic growth, low and falling inflation rates, moderate earnings growth and generally low interest rates. After fairly flat earnings for most of 1998, earnings appear to have risen by approximately 8% during the first quarter of 1999. This earnings acceleration may help to broaden out the stock market's advance. Looking forward, we see an environment of moderating economic growth combined with low inflation and stable interest rates.
                             [GRAPH APPEARS HERE]

                              Value Equity Fund
                        Value of a $10,000 Investment
                    Equity Fund       Equity Fund       S&P 500 Index
                        load             no load
      8/9/94           10000             10000                9550
     3/31/95           10435             10925               11142
     3/31/96           13162             13781               14713
     3/31/97           15457             16184               17623
     3/31/98           21269             22269               26099
     3/31/99           24119             25252               30917
                                                 Since
                Date           1 Year          Inception
                                               (08/09/94)
              03/31/99         8.31%*            20.89%*
    * Reflects a 4.50% Sales Charge.
    Past performance is not predictive of future results.

The performance of the Brenton Value Equity Fund is measured against the Standard & Poor's 500 Index, which is generally representative of the performance of the stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The index is unmanaged and cannot be invested in directly. Investment return and net asset value will fluctuate so an investors shares when redeemed, may be worth more or less than the original cost.

/1/The Lipper Intermediate U.S. Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.


-------------------------------------------------------------------------------

Message From The Investment Adviser                        Brenton Mutual Funds
-------------------------------------------------------------------------------

We continue to focus new purchases on companies positioned for consistent growth. Over the last six months we have purchased a number of such securities including Crown Cork and Seal (0.5%), U.S. Bancorp (0.6%), Abbott Laboratories (0.7%) and Time Warner (0.7%). On a longer term basis, we continue to stress themes related to demographics, in particular the aging of the baby boom generation. We are confident that these trends will continue to benefit financial stocks as well as healthcare related firms.

U.S. Government Money Market Fund/1/

This fund continued to produce solid returns over the last year with a total return of 4.58%, with a since inception return of 4.78%. The seven-day yield of the Fund was 3.80% as of March 31, 1999. The Federal Reserve reduced the Federal Funds rate in the fall of 1998 by a total of 3/4 of 1%. These reductions were felt over the last half of the year as rates fell and fund yields drifted lower. As always, we continue to focus fund investments in U.S. government agency obligations of high credit quality. At this time we anticipate that the Federal Reserve will hold the Federal Funds rate steady over the next few months. That being the case, we expect to maintain the average maturity near current levels.

We appreciate the opportunity to serve your investment needs and will work hard to continue to earn your confidence and support. If you have questions, would like a prospectus or require any assistance, please contact your investment representative or call 1-800-706-FUND.


Sincerely,

/s/ Douglas L. Brown

Douglas L. Brown
Vice President/Senior Portfolio Manager
Brenton Investments, Inc.

For more complete information on any of the Brenton Mutual Funds, including fees, expenses and sales charges, please call 1-800-706-FUND for a free prospectus. Please read the prospectus carefully before investing or sending money.

The investment return and Net Asset Value (NAV) will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The composition of the funds' holdings is subject to change.

/1/An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The seven-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

Shares of the Funds are NOT FDIC INSURED, nor are they insured by any government agency. Fund shares are not deposits or other obligations of, or guaranteed or endorsed by, Brenton Bank or its affiliates. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested.
The Brenton Mutual Funds are a family of mutual funds distributed by BISYS Fund Services which is independent of Brenton Bank and its affiliates. Brenton Brokerage is a registered broker-dealer from whom shares of the Brenton Mutual Funds may be purchased.

-------------------------------------------------------------------------------

                               Table of Contents

                         Report of Independent Auditors
                                     Page 5

                      Statements of Assets and Liabilities
                                     Page 6

                            Statements of Operations
                                     Page 7

                      Statements of Changes in Net Assets
                                     Page 8

                       Schedules of Portfolio Investments
                                    Page 10

                         Notes to Financial Statements
                                    Page 15

                              Financial Highlights
                                    Page 20

Report of Independent Auditors                              Brenton Mutual Funds
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Brenton Mutual Funds of The
 Coventry Group

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Brenton Mutual Funds (comprising, respectively, Brenton U.S. Government Money Market Fund, Brenton Intermediate U.S. Government Securities Fund, and Brenton Value Equity Fund) as of March 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Brenton Mutual Funds as of March 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Columbus, Ohio
April 28, 1999

--------------------------------------------------------------------------------

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      Statements of Assets and Liabilities
                                 March 31, 1999

                                                      Intermediate
                                    U.S. Government  U.S. Government
                                     Money Market      Securities    Value Equity
                                         Fund             Fund           Fund
                                    ---------------  --------------- ------------
              ASSETS:
Investments, at value (cost
 $48,528,819; $28,014,236;
 $40,216,494, respectively)........   $48,528,819      $28,538,874   $61,959,691
Interest and dividends receivable..       136,229          445,894        75,757
Prepaid expenses and other assets..         2,940              365         1,435
                                      -----------      -----------   -----------
    Total Assets...................    48,667,988       28,985,133    62,036,883
                                      -----------      -----------   -----------
           LIABILITIES:
Dividends payable..................       167,563          120,543        57,464
Accrued expenses and other
 payables:
  Investment advisory fees.........        13,250           11,572        34,497
  Administration fees..............           999              394         1,701
  Distribution and shareholder
   service fees....................         2,531              488         2,627
  Other fees.......................        16,715           13,112        23,159
                                      -----------      -----------   -----------
    Total Liabilities..............       201,058          146,109       119,448
                                      -----------      -----------   -----------
    Total Net Assets...............   $48,466,930      $28,839,024   $61,917,435
                                      ===========      ===========   ===========
            NET ASSETS:
Capital............................   $48,467,288      $28,281,165   $36,990,146
Undistributed (distribution in
 excess of) net investment
 income/(loss).....................            --           21,741         4,680
Net unrealized
 appreciation/(depreciation) from
 investments.......................            --          524,638    21,743,197
Accumulated undistributed net
 realized gains/(losses) from
 investment transactions...........          (358)          11,480     3,179,412
                                      -----------      -----------   -----------
    Net Assets.....................   $48,466,930      $28,839,024   $61,917,435
                                      ===========      ===========   ===========
Single Class or Class M Shares
Net Assets.........................   $38,397,421       28,839,024    61,917,435
Outstanding units of beneficial
 interest (shares).................    38,397,465        2,802,832     3,143,358
                                      -----------      -----------   -----------
Net asset value--redemption price
 per share.........................   $      1.00      $     10.29   $     19.70
                                      ===========      ===========   ===========
Maximum Sales Charge...............            --             3.50%         4.50%
                                      -----------      -----------   -----------
Maximum Offering Price per share
 (NAV/(100%--Maximum Sales Charge)
 of net asset value adjusted to
 nearest cent).....................   $      1.00(a)   $     10.66   $     20.63
                                      ===========      ===========   ===========
Class S Shares
Net Assets.........................   $10,069,509
Outstanding units of beneficial
 interest (shares).................    10,069,509
                                      ===========
Net asset value--offering and
 redemption price per share........   $      1.00(a)
                                      ===========

--------
(a) Offering price and redemption price are the same for the U.S. Government Money Market Fund.
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                            Statements of Operations
                       For the Year Ended March 31, 1999

                                                       Intermediate
                                      U.S. Government U.S. Government
                                       Money Market     Securities    Value Equity
                                           Fund            Fund           Fund
                                      --------------- --------------- ------------
INVESTMENT INCOME:
Interest income.....................    $2,349,324      $1,711,126     $       --
Dividend income.....................           453          33,984        896,251
                                        ----------      ----------     ----------
  Total income......................     2,349,777       1,745,110        896,251
                                        ----------      ----------     ----------
EXPENSES:
Investment advisory fees............       179,091         135,607        379,526
Administration fees.................        89,542          57,070        114,842
Distribution and shareholder service
 fees--Single Class or Class M......       196,171         142,675        287,103
Distribution and shareholder service
 fees--Class S......................        41,493              --             --
Custodian fees......................        15,048           5,543         14,010
Fund accounting fees................        37,235          32,816         34,333
Transfer agent fees.................        75,709          25,658         67,134
Other...............................        49,491          25,506         50,129
                                        ----------      ----------     ----------
  Total Expenses....................       683,780         424,875        947,077
Less: Fee waivers and expense
 reimbursements.....................      (304,733)       (165,502)      (258,394)
                                        ----------      ----------     ----------
  Net expenses......................       379,047         259,373        688,683
                                        ----------      ----------     ----------
Net Investment Income...............     1,970,730       1,485,737        207,568
                                        ----------      ----------     ----------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains/(losses) from
 investment transactions............            --          21,610      7,138,635
Net change in unrealized
 appreciation/(depreciation) from
 investments........................            --         130,863        (29,860)
                                        ----------      ----------     ----------
Net realized gains/(losses) from
investments.........................            --         152,473      7,108,775
                                        ----------      ----------     ----------
Change in net assets resulting from
 operations.........................    $1,970,730      $1,638,210     $7,316,343
                                        ==========      ==========     ==========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      Statements of Changes in Net Assets

                                                       U.S. Government
                                                      Money Market Fund
                                                  -----------------------------
                                                   Year Ended       Year Ended
                                                   March 31,        March 31,
                                                      1999             1998
                                                  ------------     ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income........................... $  1,970,730     $  1,747,740
 Net realized gains/(losses) from investment
  transactions...................................           --                8
 Net change in unrealized
  appreciation/(depreciation) from investments...           --               --
                                                  ------------     ------------
Change in net assets resulting from operations...    1,970,730        1,747,748
                                                  ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class M........................................   (1,754,516)      (1,747,740)
  Class S........................................     (216,840)(a)           --
                                                  ------------     ------------
Change in net assets from shareholder
 distributions...................................   (1,971,356)      (1,747,740)
                                                  ------------     ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
  Class M........................................   82,586,499      105,475,648
  Class S........................................   25,295,714(a)            --
 Dividends reinvested
  Class M........................................      379,814          280,061
  Class S........................................      185,513(a)            --
 Cost of shares redeemed
  Class M........................................  (86,628,864)     (98,490,752)
  Class S........................................  (15,411,718)(a)           --
                                                  ------------     ------------
Change in net assets from capital share
 transactions....................................    6,406,958        7,264,957
                                                  ------------     ------------
Change in net assets.............................    6,406,332        7,264,965
NET ASSETS:
 Beginning of period.............................   42,060,598       34,795,633
                                                  ------------     ------------
 End of period................................... $ 48,466,930     $ 42,060,598
                                                  ============     ============
Accumulated undistributed net investment income
 included in net assets, end of period........... $         --     $        626
                                                  ------------     ------------
SHARE TRANSACTIONS:
 Issued
  Class M........................................   82,586,499      105,475,630
  Class S........................................   25,295,714(a)            --
 Reinvested
  Class M........................................      379,814          280,061
  Class S........................................      185,513(a)            --
 Redeemed
  Class M........................................  (86,628,864)     (98,491,075)
  Class S........................................  (15,411,718)(a)           --
                                                  ------------     ------------
Change in shares.................................    6,406,958        7,264,616
                                                  ============     ============

(a) For the period from October 8, 1998 (commencement of operations) to March 31, 1999.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      Statements of Changes in Net Assets

                         Intermediate U.S. Government         Value Equity
                               Securities Fund                    Fund
                         -----------------------------  --------------------------
                          Year Ended      Year Ended     Year Ended    Year Ended
                           March 31,      March 31,      March 31,     March 31,
                             1999            1998           1999          1998
                         -------------- --------------  ------------  ------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $   1,485,737  $    1,944,467  $    207,568  $    297,779
 Net realized
  gains/(losses) from
  investment
  transactions..........        21,610         295,619     7,138,635     4,467,710
 Net change in
  unrealized
  appreciation/
  (depreciation) from
  investments...........       130,863       1,228,528       (29,860)   11,585,146
                         -------------  --------------  ------------  ------------
Change in net assets
 resulting from
 operations.............     1,638,210       3,468,614     7,316,343    16,350,635
                         -------------  --------------  ------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income................    (1,484,965)     (1,961,357)     (199,509)     (291,610)
 In excess of net
  investment income.....            --         (19,724)           --        (3,379)
 Dividends to
  shareholders from net
  realized gains from
  investment
  transactions..........      (203,382)        (54,748)   (6,896,958)   (1,209,608)
                         -------------  --------------  ------------  ------------
Change in net assets
 from shareholder
 distributions..........    (1,688,347)     (2,035,829)   (7,096,467)   (1,504,597)
                         -------------  --------------  ------------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................     9,151,758       7,155,148    11,132,692    12,077,719
 Dividends reinvested...       800,027         550,903     5,378,568     1,079,209
 Cost of shares
  redeemed..............    (7,395,056)    (16,964,161)  (11,761,484)  (12,781,841)
                         -------------  --------------  ------------  ------------
Change in net assets
 from capital share
 transactions...........     2,556,729      (9,258,110)    4,749,776       375,087
                         -------------  --------------  ------------  ------------
Change in net assets....     2,506,592      (7,825,325)    4,969,652    15,221,125
NET ASSETS:
 Beginning of period....    26,332,432      34,157,757    56,947,783    41,726,658
                         -------------  --------------  ------------  ------------
 End of period.......... $  28,839,024  $   26,332,432  $ 61,917,435  $ 56,947,783
                         =============  ==============  ============  ============
Accumulated
 undistributed
 (distribution in
 excess of) net
 investment income
 included in net assets,
 end of period.......... $      21,741  $       21,102  $      4,680  $     (3,379)
                         -------------  --------------  ------------  ------------
SHARE TRANSACTIONS:
 Issued.................       881,371         700,180       578,439       692,334
 Reinvested.............        76,812          54,220       300,904        60,284
 Redeemed...............      (710,997)     (1,643,959)     (611,295)     (697,579)
                         -------------  --------------  ------------  ------------
Change in shares........       247,186        (889,559)      268,048        55,039
                         =============  ==============  ============  ============

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON U.S. GOVERNMENT MONEY MARKET FUND

                       Schedule of Portfolio Investments
                                 March 31, 1999

  Principal                         Security                         Amortized
   Amount                         Description                           Cost
 ----------- -----------------------------------------------------  ------------
 U.S. Government Agencies (100.1%):
 Federal Home Loan Bank (100.1%):
 $   354,000 4.80%*, 4/1/99.......................................  $    354,000
  15,000,000 4.81%*, 4/5/99.......................................    14,992,017
     400,000 5.63%, 4/9/99........................................       399,993
     630,000 4.80%*, 4/23/99......................................       628,167
   4,000,000 4.76%*, 4/28/99......................................     3,985,900
   1,000,000 4.75%*, 4/30/99......................................       996,214
   4,400,000 5.51%, 4/30/99.......................................     4,401,507
   2,000,000 4.80%*, 5/5/99.......................................     1,991,009
   3,700,000 4.94%*, 5/12/99......................................     3,679,689
   6,500,000 4.80%*, 5/14/99......................................     6,463,122

  Principal                         Security                          Amortized
   Amount                         Description                           Cost
 ----------- -----------------------------------------------------   -----------
 U.S. Government Agencies, continued:
 Federal Home Loan Bank, continued:
 $ 2,000,000 4.80%*, 5/21/99......................................   $ 1,986,819
     850,000 4.89%*, 5/28/99......................................       843,567
   2,000,000 4.93%*, 6/2/99.......................................     1,983,425
     500,000 4.89%*, 6/4/99.......................................       495,760
   1,370,000 5.53%, 6/10/99.......................................     1,369,584
   3,000,000 4.79%*, 6/16/99......................................     2,969,980
   1,000,000 4.78%*, 7/2/99.......................................       988,066
                                                                     -----------
   Total U.S. Government Agencies                                     48,528,819
                                                                     -----------
   Total (Amortized Cost $48,528,819)(a)                             $48,528,819
                                                                     ===========

--------
Percentages indicated are based on net assets of $48,466,930.
*Effective yield at date of purchase.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

                       Schedule of Portfolio Investments
                                 March 31, 1999

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 U.S. Government Agencies (87.2%):
 Fannie Mae (26.0%):
 2,700,000 5.75%, 6/15/05.........................................   $ 2,722,114
 1,500,000 6.74%, 7/9/07..........................................     1,579,965
   502,034 6.50%, 3/1/09..........................................       508,937
 1,601,146 7.50%, 11/1/17.........................................     1,656,177
 1,001,350 7.50%, 12/1/25.........................................     1,032,011
                                                                     -----------
                                                                       7,499,204
                                                                     -----------
 Federal Home Loan Bank (48.3%):
 2,000,000 6.50%, 6/5/02..........................................     2,066,780
 3,000,000 5.69%, 4/15/03.........................................     3,017,610
 1,500,000 5.13%, 9/15/03.........................................     1,476,825
 1,000,000 6.89%, 4/6/04..........................................     1,055,700
 1,000,000 7.36%, 7/1/04..........................................     1,078,980
 1,000,000 7.32%, 4/21/05.........................................     1,084,340
 3,000,000 6.32%, 6/28/05.........................................     3,103,380
 1,000,000 6.15%, 11/28/05........................................     1,027,330
                                                                     -----------
                                                                      13,910,945
                                                                     -----------

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 U.S. Government Agencies, continued:
 Freddie Mac (11.7%):
 1,500,000 6.55%, 10/2/02.........................................   $ 1,557,285
 1,000,000 6.75%, 8/1/05..........................................     1,057,780
   757,597 6.50%, 7/1/08..........................................       768,249
                                                                     -----------
                                                                       3,383,314
                                                                     -----------
 Ginnie Mae (1.2%):
   341,143 7.00%, 5/1/10..........................................       349,030
                                                                     -----------
   Total U.S. Government Agencies                                     25,142,493
                                                                     -----------
 U.S. Treasury Notes (10.6%):
 1,000,000 6.38%, 1/15/00.........................................     1,011,270
 2,000,000 5.88%, 9/30/02.........................................     2,044,580
                                                                     -----------
   Total U.S. Treasury Notes                                           3,055,850
                                                                     -----------
 Investment Companies (1.2%):
   340,531 Goldman Federal Money Market Portfolio.................       340,531
                                                                     -----------
   Total Investment Companies                                            340,531
                                                                     -----------
   Total (Cost $28,014,236)(a)                                       $28,538,874
                                                                     ===========

--------
Percentages indicated are based on net assets of $28,839,024.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.....  $584,820
   Unrealized depreciation.....   (60,182)
                                 --------
   Net unrealized appreciation.  $524,638
                                 ========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                       Schedule of Portfolio Investments
                                 March 31, 1999

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Common Stocks (96.0%):
 Aerospace/Defense (0.9%):
  11,000   General Motors Corp.--Class H (b)......................   $   554,813
                                                                     -----------
 Banks (7.5%):
  14,850   Bank One Corp..........................................       817,678
  15,276   BankAmerica Corp.......................................     1,078,867
  10,000   Chase Manhattan Corp...................................       813,125
   6,000   First Union Corp.......................................       320,625
  10,000   U.S. Bancorp...........................................       340,625
  35,000   Wells Fargo Co.........................................     1,227,187
                                                                     -----------
                                                                       4,598,107
                                                                     -----------
 Beverages--Non-alcoholic (2.0%):
   9,200   Coca-Cola Co...........................................       564,650
  16,700   PepsiCo, Inc...........................................       654,431
                                                                     -----------
                                                                       1,219,081
                                                                     -----------
 Beverages--Wines & Spirits (1.2%):
  10,000   Anheuser-Busch Cos., Inc...............................       761,875
                                                                     -----------
 Capital Equipment (1.6%):
  16,000   Illinois Tool Works, Inc...............................       990,000
                                                                     -----------
 Chemicals--Diversified (0.8%):
   8,600   Du Pont (E.I.) de Nemours & Co.........................       499,338
                                                                     -----------
 Chemicals--Speciality (0.5%):
  11,000   Sigma-Aldrich Corp.....................................       321,750
                                                                     -----------
 Computer Software (5.9%):
   7,050   Cisco Systems, Inc. (b)................................       772,415
   8,000   Dell Computer Corp. (b)................................       327,000
   7,000   Electronic Data Systems Corp...........................       340,813
   6,500   Hewlett-Packard Co.....................................       440,781
  20,000   Microsoft Corp. (b)....................................     1,792,499
                                                                     -----------
                                                                       3,673,508
                                                                     -----------
 Computers (2.2%):
   5,000   EMC Corp. (b)..........................................       638,750
   4,000   International Business Machines Corp...................       709,000
                                                                     -----------
                                                                       1,347,750
                                                                     -----------
 Computers--Peripheral Equipment (0.5%):
  10,000   Compaq Computer Corp...................................       316,875
                                                                     -----------

 Shares or
 Principal                         Security                             Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------   ----------
 Common Stocks, continued:
 Containers & Packaging (0.5%):
  10,000   Crown Cork & Seal Co., Inc..............................   $  285,625
                                                                      ----------
 Cosmetics/Personal Care (0.8%):
   8,000   Gillette Co.............................................      475,500
                                                                      ----------
 Defense (0.9%):
  10,000   Raytheon Co.--Class A...................................      577,500
                                                                      ----------
 Diversified Operations (4.6%):
  20,500   General Electric Co.....................................    2,267,812
   8,100   Minnesota Mining & Manufacturing Co.....................      573,075
                                                                      ----------
                                                                       2,840,887
                                                                      ----------
 Electric Utility (0.5%):
   9,000   BEC Energy..............................................      330,750
                                                                      ----------
 Electrical Equipment (1.9%):
  15,700   AMP, Inc................................................      842,894
   6,000   Emerson Electric Co.....................................      317,625
                                                                      ----------
                                                                       1,160,519
                                                                      ----------
 Electronic Components (1.8%):
   5,000   Intel Corp..............................................      595,625
   7,000   Motorola, Inc...........................................      512,750
                                                                      ----------
                                                                       1,108,375
                                                                      ----------
 Electronic Components--Semiconductors (1.0%):
  15,000   Xilinx, Inc. (b)........................................      608,438
                                                                      ----------
 Energy (0.5%):
  11,000   Reliant Energy, Inc.....................................      286,688
                                                                      ----------
 Financial Services (5.4%):
  10,000   Citigroup, Inc..........................................      638,750
  15,000   Federal Home Loan Mortgage Corp.........................      856,874
  17,800   MGIC Investment Corp....................................      624,113
   8,000   Morgan Stanley Dean Witter & Co.........................      799,500
  10,000   Washington Mutual Inc...................................      408,750
                                                                      ----------
                                                                       3,327,987
                                                                      ----------
 Food Products & Services (2.6%):
  31,200   ConAgra, Inc............................................      797,550
  32,600   Sara Lee Corp...........................................      806,850
                                                                      ----------
                                                                       1,604,400
                                                                      ----------

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  Schedule of Portfolio Investments, Continued
                                 March 31, 1999

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Common Stocks, continued:
 Health Care--Drugs (4.8%):
  10,000   American Home Products Corp............................   $   652,500
  24,000   Bristol Myers Squibb Co................................     1,543,499
  10,000   Merck & Co., Inc.......................................       801,875
                                                                     -----------
                                                                       2,997,874
                                                                     -----------
 Health Care--General Products (2.3%):
  15,100   Johnson & Johnson......................................     1,414,681
                                                                     -----------
 Household--General Products (2.2%):
  10,000   Newell Rubbermaid Inc..................................       475,000
   9,000   Procter & Gamble Co....................................       881,438
                                                                     -----------
                                                                       1,356,438
                                                                     -----------
 Insurance (5.0%):
   6,000   American International Group, Inc......................       723,750
  16,000   Reliastar Financial Corp...............................       682,000
  19,300   Safeco Corp............................................       780,444
  19,200   UNUM Corp..............................................       913,199
                                                                     -----------
                                                                       3,099,393
                                                                     -----------
 Leisure & Recreation (0.5%):
  15,000   Brunswick Corp.........................................       285,938
                                                                     -----------
 Medical--Wholesale Drug Distribution (2.1%):
   7,000   Lilly (Eli) & Co.......................................       594,125
   5,000   Pfizer, Inc............................................       693,750
                                                                     -----------
                                                                       1,287,875
                                                                     -----------
 Medical--Hospital Management & Services (0.6%):
  20,000   Tenet Healthcare Corp. (b).............................       378,750
                                                                     -----------
 Motor Vehicles (1.0%):
   7,000   General Motors Corp....................................       608,125
                                                                     -----------
 Multimedia (1.3%):
  12,000   The Walt Disney Co.....................................       373,500
   6,000   Time Warner Inc........................................       426,375
                                                                     -----------
                                                                         799,875
                                                                     -----------
 Natural Gas Utility (0.6%):
  15,000   Baker Hughes, Inc......................................       364,688
                                                                     -----------
 Office Supplies, Automation & Equipment (2.6%):
   8,000   Avery Dennison.........................................       460,000
  18,000   Pitney Bowes, Inc......................................     1,147,500
                                                                     -----------
                                                                       1,607,500
                                                                     -----------

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Common Stocks, continued:
 Oil & Gas (2.1%):
  20,000   Burlington Resources, Inc..............................   $   798,750
  10,000   Royal Dutch Petroleum Co...............................       520,000
                                                                     -----------
                                                                       1,318,750
                                                                     -----------
 Oil Companies--Integrated (3.5%):
   7,675   BP Amoco Co., PLC......................................       774,695
  12,800   Exxon Corp.............................................       903,200
   5,500   Mobil Corp.............................................       484,000
                                                                     -----------
                                                                       2,161,895
                                                                     -----------
 Oil Field Services (1.6%):
  16,000   Schlumberger Ltd.......................................       963,000
                                                                     -----------
 Paint & Related Products (0.7%):
  15,000   Sherwin-Williams Co....................................       421,875
                                                                     -----------
 Paper & Related Products (2.0%):
  13,000   Kimberly-Clark Corp....................................       623,188
  10,000   Lowe's Cos., Inc.......................................       605,000
                                                                     -----------
                                                                       1,228,188
                                                                     -----------
 Pharmaceuticals (2.0%):
   9,000   Abbott Laboratories....................................       421,313
   9,000   Schering-Plough Corp...................................       497,812
   5,000   Warner Lambert Co......................................       330,938
                                                                     -----------
                                                                       1,250,063
                                                                     -----------
 Restaurants (0.7%):
  10,000   McDonald's Corp........................................       453,125
                                                                     -----------
 Retail--Discount (1.6%):
  11,000   Costco Cos., Inc. (b)..................................     1,007,188
                                                                     -----------
 Retail--Convenience Stores (0.8%):
  35,000   Casey's General Stores, Inc............................       516,250
                                                                     -----------
 Retail--General Merchandise (1.5%):
  10,000   Wal Mart Stores, Inc...................................       921,875
                                                                     -----------
 Retail--Specialty Stores (1.1%):
  11,000   Home Depot, Inc........................................       684,750
                                                                     -----------
 Steel (0.4%):
   6,000   Nucor Corp.............................................       264,375
                                                                     -----------
 Telecommunications (2.6%):
  18,000   MCI Worldcom, Inc. (b).................................     1,594,125
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  Schedule of Portfolio Investments, Continued
                                 March 31, 1999

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Common Stocks, continued:
 Telecommunications Equipment (1.1%):
   6,500   Lucent Technologies, Inc...............................   $   700,375
                                                                     -----------
 Tobacco (0.7%):
  12,000   Philip Morris Cos., Inc................................       422,250
                                                                     -----------
 Utilities--Electric (0.9%):
  15,000   AES Corp. (b)..........................................       558,750
                                                                     -----------
 Utilities--Gas & Pipeline (0.7%):
  15,300   Sonat, Inc.............................................       459,000
                                                                     -----------
 Utilities--Telephone (4.2%):
  10,000   AT&T Corp..............................................       798,125
  14,800   GTE Corp...............................................       895,400
  19,800   SBC Communications, Inc................................       933,075
                                                                     -----------
                                                                       2,626,600
                                                                     -----------

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Common Stocks, continued:
 Wholesale (1.2%):
    16,000 Arrow Electronics, Inc. (b)............................   $   240,000
    20,000 Sysco Corp.............................................       526,250
                                                                     -----------
                                                                         766,250
                                                                     -----------
   Total Common Stocks                                                59,409,587
                                                                     -----------
 Investment Companies (4.1%):
 2,550,104 Goldman Federal Money Market Portfolio.................     2,550,104
                                                                     -----------
   Total Investment Companies                                          2,550,104
                                                                     -----------
   Total (Cost $40,216,494)(a)                                       $61,959,691
                                                                     ===========

------
Percentages indicated are based on net assets of $61,917,435.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $22,800,136
   Unrealized depreciation...  (1,056,939)
                              -----------
               Net unrealized
   appreciation.............. $21,743,197
                              ===========

(b) Represents non-income producing securities.

PLC--Public Limited Company
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                         Notes to Financial Statements
                                March 31, 1999


1. Organization:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. Between the date of organization and the date of commencement of operations of the Brenton U.S. Government Money Market Fund, the Brenton Intermediate U.S. Government Securities Fund, and the Brenton Value Equity Fund, (individually, a "Fund"; collectively, the "Funds"), each a series of the Group, the Funds earned no investment income and had no operations other than incurring organizational expenses.

 The U.S. Government Money Market Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal. The Fund invests exclusively in short-term U.S. Treasury bills and notes and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). The investment objective of the Intermediate U.S. Government Securities Fund is to seek total return consistent with the production of current income and the preservation of capital. The Fund invests primarily in U.S. Government Obligations and intends to maintain a dollar-weighted average portfolio maturity of 3 to 10 years. The investment objective of the Value Equity Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities.

 The Group is authorized to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Intermediate U.S. Government Securities Fund and Value Equity Fund each currently offer a single class of shares. The U.S. Government Money Market Fund offers two classes of shares, Class M Shares and Class S Shares, which have different expenses that affect performance. The U.S. Government Money Market Fund commenced offering Class S Shares on October 8, 1998. Shares issued by that Fund prior to October 8, 1998 have been redesignated Class M Shares. Shares of the Intermediate U.S. Government Securities Fund and Value Equity Fund, and Class M Shares of the U.S. Government Money Market Fund, are offered for sale to the general public. Class S shares of the U.S. Government Money Market Fund are offered only to certain eligible investors.

2. Significant Accounting Principles:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

   Securities Valuation:

   Investments of the U.S. Government Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.
                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                                March 31, 1999


   Investments, excluding registered investment companies, of the Intermediate U.S. Government Securities Fund and the Value Equity Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value or as determined in good faith by the investment adviser under the supervision of the Group's Board of Trustees. The difference between the cost and market values of investments held by the variable net asset value funds is reflected as either unrealized appreciation or depreciation.

   Security Transactions and Related Income:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Dividends to Shareholders:

   Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Dividends from net investment income are declared and paid monthly for the Intermediate U.S. Government Securities Fund. Dividends from net investment income are declared and paid quarterly for the Value Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each Fund.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs, expiring capital loss carry forwards and deferrals of certain losses.

   Federal Income Taxes:

   It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve each of the Funds from all, or substantially all, federal income taxes. At March 31, 1999, the U.S. Government Money Market Fund had capital loss carryforwards which are available to offset future capital gains, if any:

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                                March 31, 1999


                                                            Capital Loss
                                                            Carryforward Expires
                                                            ------------ -------
    U.S. Government Money Market Fund......................     $353      2005
    U.S. Government Money Market Fund......................        5      2006

   As of March 31, 1999, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments, if any, made to paid-in-capital:

                                                Accumulated    Accumulated Net
                                             Undistributed Net    Realized
                                                Investment       Gain/(Loss)
                                                  Income       On Investments
                                             ----------------- ---------------
    Intermediate U.S. Government Securities
     Fund...................................       $(133)           $133

   Expenses:

   Expenses that are directly related to one of the Funds or class of shares are charged directly to that Fund or class of shares. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

3. Purchases and Sales of Securities:

 Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 1999 are as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
  Intermediate U.S. Government Securities Fund......... $ 7,617,657 $ 4,736,236
  Value Equity Fund....................................  13,595,753  17,656,159

4. Related Party Transactions:

 Investment advisory services are provided to the Group by Brenton Bank, N.A. ("Brenton Bank"). Under the terms of the investment advisory agreement, Brenton Bank is entitled to receive fees computed daily based on a percentage of the average net assets of each Fund. For the services provided and expenses assumed pursuant to its investment advisory agreement with the Group, the Adviser receives fees computed daily and paid monthly, at the following annual rates: U.S. Government Money Market Fund--0.40% of the Fund's first $250 million in net assets and up to 0.30% of the Fund's net assets in excess of $250 million; Intermediate U.S. Government Securities Fund--up to 0.50% of the Fund's first $25 million in net assets and up to 0.30% of the Fund's net assets in excess of $25 million; and Value Equity Fund--up to 0.74% of the Fund's first $25 million of net assets and up to 0.60% of the Fund's net assets in excess of $25 million.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                                March 31, 1999

 Brenton Bank also serves as custodian to the Funds. The Northern Trust Company serves as sub-investment adviser to the U.S. Government Money Market Fund. For such services, the Northern Trust Company receives an annual fee from Brenton Bank based on 0.08% of the U.S. Government Money Market Fund's average daily net assets.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. The administrator generally assists in all aspects of the Funds' administration and operation. For expenses assumed and services provided as administrator pursuant to its management and administration agreement with the Funds, BISYS receives a fee from each Fund equal to the lesser of a fee computed daily at an annual rate of (0.20%) of the Fund's average daily net assets or such other fee as may be agreed upon in writing by such Fund and BISYS.

 BISYS Ohio serves as transfer agent to the Funds. Under the terms of the Transfer Agency agreement, BISYS Ohio is entitled to receive fees based upon a specified amount per shareholder with specified minimum per portfolio amounts and surcharges, plus certain out-of-pocket expenses. BISYS Ohio also serves as fund accountant. Under the terms of the fund accounting agreement, BISYS Ohio receives fees monthly at an annual rate of 0.04% of the average daily net assets, with a minimum annual fee of $40,000 for the U.S. Government Money Market Fund, 0.03% of the average daily net assets, with a minimum annual fee of $30,000 for the Intermediate U.S. Government Securities Fund, and the Value Equity Fund, plus certain out-of-pocket expenses.

 Certain trustees and officers of the Funds are affiliated with BISYS. Compensation paid from the Fund to trustees not affiliated with BISYS during the period ended March 31, 1999 was $8,852 for U.S. Government Money Market Fund, $6,112 for Intermediate U.S. Government Securities Fund and $10,754 for the Value Equity Fund, respectively. No remuneration was paid from the Fund to any other officer or trustee.

 The Funds (excluding Class S shares of U.S. Government Money Market Fund) have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds (and Class M shares of the U.S. Government Money Market Fund) are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.50% of average daily net assets. Class S shares of U.S. Government Money Market Fund incur distribution and services fees at an annual rate not to exceed 0.75% of average daily net assets. These fees are used by BISYS to pay banks, including Brenton Bank, brokers, dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares. As a result of the payment of sales loads and 12b-1 fees, long-term Shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD").

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                                March 31, 1999

 BISYS is also entitled to receive commissions on sales of shares of the Funds. For the year ended March 31, 1999, BISYS received $16,553 from commissions earned on sales of shares of the Fund, of which none was reallowed to broker/dealers affiliated with Brenton Bank.

 Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the year ended March 31, 1999:

                                      U.S. Government  Intermediate    Value
                                       Money Market   U.S. Government  Equity
                                           Fund       Securities Fund   Fund
                                      --------------- --------------- --------
  Investment Advisory Fees:
  Annual fee before voluntary fee
   reductions (percentage of average
   net assets).......................        0.40%           0.48%        0.66%
  Voluntary fee reductions...........    $ 44,772              --           --
  Administration Fees:
  Annual fee before voluntary fee
   reductions (percentage of average
   net assets).......................        0.20%           0.20%        0.20%
  Voluntary fee reductions...........    $ 22,390        $ 28,534           --
  12b-1 Fees--Single or Class M
  Annual fee before voluntary fee
   reductions (percentage of average
   net assets).......................        0.50%           0.50%        0.50%
  Voluntary fee reductions...........    $190,348        $136,968     $258,394
  12b-1 Fees--Class S
  Annual fee before voluntary fee
   reductions (percentage of average
   net assets)                               0.75%             --           --
  Voluntary fee reductions...........    $ 27,662              --           --

 During the fiscal year ended March 31, 1999, Brenton Bank reimbursed $19,561 of expenses incurred by the U.S. Government Money Market Fund.

5. Federal Income Tax Information: (unaudited)

 During the fiscal year ended March 31, 1999 the following Funds declared long-term capital gain distributions as follows:

                                                                     Long-Term
                                                                        20%
                                                                     ----------
  Intermediate U.S. Government Securities Fund...................... $   89,455
  Value Equity Fund.................................................  6,422,605

 For corporate shareholders of the Value Equity Fund, 82.78% of the total ordinary income distributions paid during the fiscal year ended March 31, 1999 qualify for the corporate dividends received deduction.

 Capital losses incurred by the Intermediate U.S. Government Securities Fund after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and will elect to defer such capital losses of $260.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                             U.S. Government
                                            Money Market Fund
                            -------------------------------------------------
                                                 Class M
                            -------------------------------------------------
                              Year      Year      Year      Year    August 9,
                              Ended     Ended     Ended     Ended    1994 to
                            March 31, March 31, March 31, March 31, March 31,
                              1999      1998      1997      1996    1995 (a)
                            --------- --------- --------- --------- ---------
Net Asset Value, Beginning
of Period.................   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                             -------   -------   -------   -------   -------
Investment Activities
  Net investment income...     0.045     0.048     0.046     0.050     0.028
                             -------   -------   -------   -------   -------
    Total from Investment
     Activities...........     0.045     0.048     0.046     0.050     0.028
                             -------   -------   -------   -------   -------
Distributions
  Net investment income...    (0.045)   (0.048)   (0.046)   (0.050)   (0.028)
                             -------   -------   -------   -------   -------
    Total Distributions...    (0.045)   (0.048)   (0.046)   (0.050)   (0.028)
                             -------   -------   -------   -------   -------
Net Asset Value, End of
Period....................   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                             =======   =======   =======   =======   =======
    Total return (excludes
     sales charge)........      4.58%     4.96%     4.67%     5.12%     2.84%(b)
Ratios/Supplementary Data:
  Net Assets, End of
   Period (000)...........   $38,397   $42,061   $34,796   $35,436   $27,810
  Ratio of expenses to
   average net assets.....      0.81%     0.72%     0.77%     0.75%     0.97%(c)
  Ratio of net investment
   income to
   average net assets.....      4.47%     4.86%     4.57%     4.99%     4.37%(c)
  Ratio of expenses to
   average net assets (*).      1.49%     1.41%     1.47%     1.46%     1.66%(c)

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Not annualized
(c)Annualized

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                U.S. Government
                                                               Money Market Fund
                                                               -----------------
                                                                    Class S
                                                               -----------------
                                                                   October 8
                                                                    1998 to
                                                                   March 31,
                                                                   1999 (a)
                                                               -----------------
Net Asset Value, Beginning of Period..........................      $ 1.000
                                                                    -------
Investment Activities
  Net investment income.......................................        0.020
                                                                    -------
  Total from Investment Activities............................        0.020
                                                                    -------
Distributions
  Net investment income.......................................       (0.020)
                                                                    -------
    Total Distributions.......................................       (0.020)
                                                                    -------
Net Asset Value, End of Period................................      $ 1.000
                                                                    =======
    Total return (excludes sales charge)......................         1.89(b)
Ratios/Supplementary Data:
  Net Assets, End of Period (000).............................      $10,070
  Ratio of expenses to average net assets.....................         1.11%(c)
  Ratio of net investment income to average net assets........         3.94%(c)
  Ratio of expenses to average net assets (*).................         1.81%(c)

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized
(c)  Annualized

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                      Intermediate U.S. Government
                                             Securities Fund
                            -------------------------------------------------
                              Year      Year      Year      Year    August 9,
                              Ended     Ended     Ended     Ended    1994 to
                            March 31, March 31, March 31, March 31, March 31,
                              1999      1998      1997      1996    1995 (a)
                            --------- --------- --------- --------- ---------
Net Asset Value, Beginning
of Period.................   $ 10.30   $  9.91   $ 10.14   $  9.99   $ 10.00
                             -------   -------   -------   -------   -------
Investment Activities
  Net investment income...      0.54      0.59      0.57      0.59      0.35
  Net realized and
   unrealized
   gains/(losses)
   from investments.......      0.06      0.40     (0.22)     0.15     (0.02)
                             -------   -------   -------   -------   -------
    Total from Investment
     Activities...........      0.60      0.99      0.35      0.74      0.33
                             -------   -------   -------   -------   -------
Distributions
  Net investment income...     (0.54)    (0.58)    (0.57)    (0.59)    (0.34)
  Net realized gains from
   investments............     (0.07)    (0.02)    (0.01)       --        --
                             -------   -------   -------   -------   -------
    Total Distributions...     (0.61)    (0.60)    (0.58)    (0.59)    (0.34)
                             -------   -------   -------   -------   -------
Net Asset Value, End of
Period....................   $ 10.29   $ 10.30   $  9.91   $ 10.14   $  9.99
                             =======   =======   =======   =======   =======
    Total return (excludes
     sales charge)........      6.00%    10.21%     3.51%     7.48%     3.42%(b)
Ratios/Supplementary Data:
  Net Assets, End of
   Period (000)...........   $28,839   $26,332   $34,158   $34,390   $16,438
  Ratio of expenses to
   average net assets.....      0.91%     0.97%     1.02%     1.07%     1.53%(c)
  Ratio of net investment
   income to
   average net assets.....      5.21%     5.47%     5.64%     5.82%     5.71%(c)
  Ratio of expenses to
   average net assets (*).      1.49%     1.42%     1.47%     1.55%     2.03%(c)
  Portfolio Turnover......     17.18%    61.25%    78.95%    30.85%    20.69%

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized
(c) Annualized

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                            Value Equity Fund
                            -------------------------------------------------
                              Year      Year      Year      Year    August 9,
                              Ended     Ended     Ended     Ended    1994 to
                            March 31, March 31, March 31, March 31, March 31,
                              1999      1998      1997      1996    1995 (a)
                            --------- --------- --------- --------- ---------
Net Asset Value, Beginning
of Period.................   $ 19.81   $ 14.80   $ 12.95   $ 10.83   $ 10.00
                             -------   -------   -------   -------   -------
Investment Activities
  Net investment income...      0.07      0.10      0.13      0.10      0.09
  Net realized and
   unrealized
   gains/(losses) from
   investments............      2.32      5.41      2.11      2.70      0.83
                             -------   -------   -------   -------   -------
    Total from Investment
     Activities...........      2.39      5.51      2.24      2.80      0.92
                             -------   -------   -------   -------   -------
Distributions
  Net investment income...     (0.07)    (0.10)    (0.13)    (0.10)    (0.09)
  Net realized gains from
   investments............     (2.43)    (0.40)    (0.19)    (0.58)       --
  In excess of net
   realized gains from
   investments............        --        --     (0.07)       --        --
                             -------   -------   -------   -------   -------
    Total Distributions...     (2.50)    (0.50)    (0.39)    (0.68)    (0.09)
                             -------   -------   -------   -------   -------
Net Asset Value, End of
Period....................   $ 19.70   $ 19.81   $ 14.80   $ 12.95   $ 10.83
                             =======   =======   =======   =======   =======
    Total return (excludes
     sales charges).......     13.40%    37.59%    17.44%    26.13%     9.25%(b)
Ratios/Supplementary Data:
  Net Assets, End of
   Period (000)...........   $61,917   $56,948   $41,727   $32,353   $15,628
  Ratio of expenses to
   average net assets.....      1.20%     1.20%     1.28%     1.45%     1.80%(c)
  Ratio of net investment
   income to average net
   assets.................      0.36%     0.57%     0.88%     0.83%     1.39%(c)
  Ratio of expenses to
   average net
   assets (*).............      1.65%     1.65%     1.73%     1.92%     2.30%(c)
  Portfolio Turnover......     24.28%    33.20%    17.15%    43.80%    18.30%

--------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Not annualized
(c)Annualized

                       See notes to financial statements.

INVESTMENT ADVISER
Brenton Bank
2840 Ingersoll
Des Moines, Iowa 50312

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215


5/99



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                                    BRENTON
                                  MUTUAL FUNDS




                                      LOGO
                                  BRENTON BANK
                               INVESTMENT ADVISER




                                 ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                                 March 31, 1999